Earnings (Loss) Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Computation of Basic and Diluted Net Income Per Share
The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2020, 2021 and 2022:

	For the years ended December 31,
Basic EPS:	2020		2021		2022
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income (loss) attributable to Cango Inc’s shareholders	2,513,009,017	856,508,830	(6,374,737)	(2,169,615)	(815,323,647)	(118,210,814)	(295,884,236)	(42,899,182)

Denominator:
Number of shares used for Basic EPS computation (millions of shares)	224.10	76.38	216.28	73.61	201.10	201.10	72.98	72.98

Basic EPS	11.21	11.21	(0.03)	(0.03)	(4.05)	(0.59)	(4.05)	(0.59)

	For the years ended December 31,
Diluted EPS:	2020		2021		2022
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income (loss) attributable to ordinary shareholders	2,522,647,912	846,869,935	(6,374,737)	(2,169,615)	(815,323,647)	(118,210,814)	(295,884,236)	(42,899,182)
Reallocation of net income as a result of conversion of Class B to Class A shares	846,869,935	—	(2,169,615)	—	(295,884,236)	(42,899,182)	—	—

Net income (loss) attributable to ordinary shareholders for diluted EPS	3,369,517,847	846,869,935	(8,544,352)	(2,169,615)	(1,111,207,883)	(161,109,996)	(295,884,236)	(42,899,182)

Denominator: (millions of shares)
Number of shares used for basic EPS computation	224.10	76.38	216.28	73.61	201.10	201.10	72.98	72.98
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	76.38	—	73.61	—	72.98	72.98	—	—
Adjustments for dilutive share options	3.42	—	—	—	—	—	—	—

Number of shares used for diluted EPS computation	303.90	76.38	289.89	73.61	274.08	274.08	72.98	72.98

Diluted EPS	11.09	11.09	(0.03)	(0.03)	(4.05)	(0.59)	(4.05)	(0.59)

Earnings (losses) per share – ADS:
Denominator used for earnings (losses) per ADS – basic	112.05		108.14		100.55	100.55
Denominator used for earnings (losses) per ADS – diluted	151.95		144.95		137.04	137.04
Earnings (losses) per ADS – basic	22.43		(0.06)		(8.11)	(1.18)
Earnings (losses) per ADS – diluted	22.18		(0.06)		(8.11)	(1.18)